GENERAL INFORMATION (Details Narrative) - USD ($) shares in Millions, $ in Millions				12 Months Ended
	May 24, 2023	May 19, 2022	May 20, 2021	Dec. 31, 2023	Apr. 20, 2021
General Information
Maximum number of shares purchased under NCIB	9.0	8.9	7.2
Percentage of common shares issued and outstanding as shares purchased in NCIB	5.00%	5.00%			5.00%
Common shares outstanding	180.0	178.3			143.0
Number of shares repurchased				2.0
Repurchased common stock value				$ 2.9